SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

 Exclusive License Agreement

On July 4, 2015, the Company announced that it had entered into an exclusive license agreement with Elis Pharmaceuticals, an emirates company (“Elis”), under which Innovus Pharma granted to Elis an exclusive license to market and sell to market and sell Innovus Pharma’s topical product Zestra® for female sexual dysfunction, treatment for premature ejaculation EjectDelay®, its product Sensum+® to increase penile sensitivity, Vesele® to increase sexual and cognitive health and  Zestra Glide®, its high viscosity water-based lubricant in Turkey and select African and gulf countries.  Under the agreement, Innovus Pharma is eligible to receive up to $35.5 million dollars in sales milestone payments plus an agreed-upon transfer price.

 Note Repayment and Extension Agreement

On January 21, 2015, Innovus Pharmaceuticals, Inc. (the “Company”) entered into securities purchase agreements (the “Vista Securities Purchase Agreements”) with Vista Capital Investments, LLC (“Vista”) (the “Investors”) whereby the Company issued and sold to the Investors promissory notes (the “Vista Notes”) in the aggregate principal face amount of $110,000 and warrants (the “Vista Warrants”) to purchase up to 500,000 shares of the Company’s Common Stock (defined below) for gross proceeds of $100,000; as more fully described in the 8-K previously filed by the Company on January 23, 2015. On July 30, 2015, the Company and Vista entered into an “Amendment to the $110,000 Promissory Note dated January 21, 2015” (the “Vista Note Amendment”) and amended the Vista Note to reflect the following new due dates:

- $50,000 shall be paid by Company to Holder on July 31, 2015 (which amount has been paid)

- $22,933 shall be paid by Company to Holder on September 1, 2015

- $22,933 shall be paid by Company to Holder on October 1, 2015

- $22,933 shall be paid by Company to Holder on November 1, 2015.

In consideration for the Vista Note Amendment, the Company issued 100,000 restricted shares of Common Stock to Vista.

Securities Purchase Agreement

On July 15, 2015, and July 28, 2015, Innovus Pharmaceuticals Inc. (the “Company”), entered into Securities Purchase Agreements with one (1) accredited investor (the “Buyer”), pursuant to which the Company has received aggregate gross proceeds up to $500,000.00 (the “Offering”) pursuant to which it sold:

(i)	Notes. Two (2) Convertible Promissory Notes of the Company, each in the form attached hereto as Exhibit 4.3, each in the principal amount of $275,000.00 (each a “Note” and collectively the “Notes”) (the Notes were sold at a 10% original issue discount, and the Company received an aggregate total of $500,000.00 in funds thereunder). The Notes and accrued interest are convertible into shares of common stock, $0.001 par value per share, of the Company (the “Common Stock”) at a conversion price of $0.15 per share. In its Form 8-K filed on August 3, 2015 there was a ministerial error and the conversion price was listed as $0.30 in the body of the report. The actual Note attached to the Form 8-K was correct. The maturity date of the first Note is August 15, 2016, and the maturity date of the second Note is August 28, 2016. The Notes bear interest on the unpaid principal amount at the rate of five percent (5%) per annum from the date of issuance until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. Notwithstanding the foregoing, upon the occurrence of an Event of Default as defined in such Note, the principal amount outstanding of each Note shall automatically double and the conversion price shall adjust as detailed in the Note.

The Company may prepay the Notes at any time on the terms set forth in the Notes at the rate of 115% of the then outstanding balance of the Notes. Under the terms of the Notes, the Company shall not effect certain corporate and business actions during the term of the Notes, although some may be done with proper notice. Pursuant to the Purchase Agreement, with certain exceptions, the Note holder has a right of participation during the term of the Notes; additionally, the Company granted the Note holder piggy-back registration rights for the shares of Common Stock underlying the Notes.

(ii)	Issuance Shares. Pursuant to the Purchase Agreement, the Company issued 750,000 restricted shares of Common Stock to the Buyer as additional consideration for the purchase of the Notes by the Buyer (the “Issuance Shares”).

(iii)	Warrant. Concurrent with the signing of the Securities Purchase Agreements, the Company issued a Common Stock Purchase Warrant to the Buyer, which allows it to purchase 500,000 shares of common stock, $0.001 par value per share, of the Company at an exercise price of $0.30. A copy of the Warrant is attached as Exhibit 4.4.

(iv)	Registration Rights. In addition, a Registration Rights Agreement was signed that commits the Company to file an Initial Registration Statement within 45 calendar days day following the sale, and receipt of proceeds, of an aggregate of $500,000 of Notes to the Buyer and/or third party investors on the same terms and conditions set forth in the Purchase Agreement. A copy of the form Registration Rights Agreement is attached as Exhibit 4.5.

(v)	Share Issuance Agreement. As further consideration for the purchase of the Note by the Buyer and the fact the Buyer was an early investor, the Company issue the Buyer an additional 500,000 restricted shares of Common Stock to the Buyer pursuant to the Share Issuance Agreement dated July 27, 2015 (the “Share Issuance Agreement”), a copy of which is attached as Exhibit 4.6.

The shares of Common Stock, including the shares underlying the Notes, issued in the Offering were not registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state, and were offered and sold in reliance on the exemption from registration afforded by Section 4(a)(2) and Regulation D (Rule 506(b)) under the Securities Act and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering. The Buyer is an “accredited investor” as such term is defined in Regulation D promulgated under the Securities Act.

The Company agreed to use the net proceeds from the Offering for general working capital purposes. The Buyer agreed to allow the Company to raise a total of $1,500,000.00 on the same terms and conditions as the Offering.

Pursuant to the Purchase Agreement, the Company agreed to pay Garden State Securities, Inc., who acted as a placement agent for the Offering, a cash fee of 10% of the gross proceeds from the Offering and issue it that number of shares of common stock equal to 8% of the number of shares that the Notes are convertible into at the Conversion Price on an as converted basis.

The Purchase Agreement contains representations and warranties by the Company and the investors which are customary for transactions of this type such as, with respect to the Company: organization, good standing and qualification to do business; capitalization; subsidiaries, authorization and enforceability of the transaction and transaction documents; valid issuance of stock, consents being obtained or not required to consummate the transaction; litigation; compliance with securities laws; and no brokers used; and with respect to the investors: authorization, accredited investor status and investment intent.

Amendment to Debt Agreements

On May 30, 2014, the Company issued an 8% debenture, in the amount of $50,000, to a member of the Company's Board of Directors. The principal amount and interest were payable on May 30, 2015 (See Note 8). On May 29, 2015 the repayment date was extended to May 30, 2016.  On August 5, 2015 the debenture was converted into common shares.

 On August 25, 2014, the Company issued an 8% debenture, in the amount of $25,000, to a member of the Company's Board of Directors. The principal amount and interest were payable on August 25, 2015 (See Note 8). On August 5, 2015 the debenture was converted into common shares.

On July 22, 2014, the Company agreed with the holder of the LOC Convertible Debenture to increase the principal amount that may be borrowed from up to $1,000,000 to up to $1,500,000. On August 12, 2015, the principal amount that may be borrowed was increased to $2,000,000 and the automatic termination date described above was extended to October 1, 2016.

On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bears interest at the rate of 8% per annum. The principal amount and interest were payable on August 29, 2015. On July 21, 2015, the Company received an additional $30,000 from the investor and amended and restated this agreement to a new principle balance of $73,200 (including accrued interest) and a new maturity date of July 21, 2016.

 January 2015 Debentures

On January 21, 2015 the Company entered into securities purchase agreements with an unrelated third party and Lynnette Dillen, the Company’s Chief Financial Officer and together with the unrelated third party, the (“ Investors ”) whereby the Company issued and sold to the Investors promissory notes (the “ Notes ”) in the aggregate principal face amount of $165,000 and warrants to purchase up to 750,000 shares of the Company’s common stock for gross proceeds of $150,000. The Notes are due on July 31, 2015 and accrued a one-time interest charge of 8% on the date of issuance.  The warrants, as amended, are exercisable for five years from the Closing Date at an exercise price of $0.30 per share of common stock.

Acquisition of Novalere

On February 4, 2015, the Company, Merger Subsidiary I, Merger Subsidiary II), Novalere  and Novalere Holdings entered into the Merger Agreement, pursuant to which the Merger occurred and subsequently closed February 5, 2015, with Merger Subsidiary II surviving as a wholly-owned subsidiary of Innovus. Pursuant to the articles of merger effectuating the Merger, Merger Subsidiary changed its name to Novalere, Inc.

With the Merger, Innovus acquired the worldwide rights to the Fluticare™ brand (Fluticasone propionate nasal spray) from Novalere.  Innovus expects that the Abbreviated New Drug Application (“ANDA”) filed in November 2014 with the U.S. Food and Drug Administration may be approved by the end of 2015 or in the first half of 2016.  An ANDA is an application for a U.S. generic drug approval for an existing licensed medication or approved drug.

As a result of the Merger, the shareholders have the right to receive an aggregate of  25,895,312 shares of Innovus common stock, which represented 49% of the total shares of Innovus issued and outstanding upon completion of the Merger.

Under the terms of the Merger Agreement, at closing, the Novalere Stockholders received 50% of the Consideration Shares and the remaining 50% of the Consideration Shares (the “ANDA Consideration Shares ”) (12,947,656 shares of common stock) will be delivered only if an Abbreviated New Drug Application of Fluticasone Propionate Nasal Spray of Novalere Manufacturing Partners is approved by the Food and Drug Administration (the “ ANDA Approval”).  10% of the Closing Consideration Shares, and if ANDA Approval is obtained prior to the 18 month anniversary of the Closing Date, 30% of the ANDA Consideration Shares, will be held in escrow for a period of 18 months from the Closing Date to be applied towards any indemnification claims by Innovus pursuant to the Merger Agreement.

In addition, the Novalere Stockholders are entitled to receive, if and when earned, earn-out payments. For every $5 million in Net Revenue (as defined in the Merger Agreement) by the Target Product, the Novalere Stockholders will be entitled to receive, on a pro rata basis, $500,000, subject to  cumulative maximum Earn-Out Payments of $2.5 million.

Restricted Stock Grant

During March 2015, the Company entered into stock unit agreements with its employees, board of directors and certain key consultants. Under the terms of the agreements, the Company issued 10,370,000 stock units, of which 3,456,666 of the units vested immediately, while the remaining 6,913,333 will vest in eight equal quarterly installments until March 2016, subject to the continued service to the Company as of the vesting date.  The Company will recognize compensation expense and other expense as appropriate in the first quarter corresponding to the appropriate service period.